Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments

Test Dates (fiscal Quarter Ending)	Product Revenue Base for 12 months Period
March 31, 2025	29,600
June 30, 2025	33,400
September 30, 2025	37,800
December 31, 2025	42,700
March 31, 2026	46,400
June 30, 2026 and each Fiscal Quarter ending thereafter	50,000

Test Dates (fiscal Quarter Ending)	Product Revenue Base for 12 months Period
December 31, 2024	$26,200
March 31, 2025	$29,600
June 30, 2025	$33,400
September 30, 2025	$37,800
December 31, 2025	$42,700
March 31, 2026	$46,400
June 30, 2026 and each Fiscal Quarter ending thereafter	$50,000

Schedule of Prepayment Premium

Time of Repayment	Premium Rate
Within the first 12 months from the funding date of each respective loan.	3.0% plus the Make-Whole Amount (defined below) (1)
After the first 12 months but before the 24-month anniversary of the funding date of each respective loan.	3.0%
After the 24-month anniversary but before the 36-month anniversary of the funding date of each respective loan.	2.0%
After the 36-month anniversary but before the 48-month anniversary of the funding date of each respective loan.	1.0%
After the 48-month anniversary of the funding date of each respective loan.	0.0%

(1)	“Make-Whole Amount” is equal to the sum of the remaining scheduled interest payments through the 12-month anniversary of the closing date of each respective loan.

Time of Repayment	Premium Rate
Within the first 12 months from the funding date of each respective loan.	3.0% plus the Make-Whole Amount (defined below) (1)
After the first 12 months but before the 24-month anniversary of the funding date of each respective loan.	3.0%
After the 24-month anniversary but before the 36-month anniversary of the funding date of each respective loan.	2.0%
After the 36-month anniversary but before the 48-month anniversary of the funding date of each respective loan.	1.0%
After the 48-month anniversary of the funding date of each respective loan.	0.0%

(1)	“Make-Whole Amount” is equal to the sum of the remaining scheduled interest payments through the 12-month anniversary of the closing date of each respective loan.

Schedule of Revenue Base Redemption Liability Valuation

	December 31, 2024	April 30, 2024
Expected term (years)	6.3	7.0
Risk free interest rate	4.5%	4.7%
Expected volatility	70.0%	65.0%
Dividend yield	0	0
Exercise price	$9.3740	$9.5562
Stock price	$5.01	$9.31

Schedule of Activity Term Loan

The following table summarizes activity within the Term Loan for the three months ended March 31, 2025:

OrbiMed Debt
Initial draw	$25,000
Debt issuance costs
Cash issuance costs	$(2,593)
Noncash issuance costs:
Revenue base redemption liability	(729)
Warrant liability	(811)
Balance at April 30, 2024	$20,867
Amortization of debt issuance costs	486
PIK interest	604
Accretion of exit fee liability	127
Balance at December 31, 2024	$22,084
First Delayed Draw Term Loan Commitment	10,000
Debt issuance costs
Cash issuance costs	(521)
Noncash issuance costs:
Warrant liability	(366)
Amortization of debt issuance costs	177
PIK interest	266
Accretion of exit fee liability	59
Balance at March 31, 2025	$31,699

The following table summarizes activity within the Initial Term Loan for the year ended December 31, 2024. There was no activity for year ended December 31, 2023.

OrbiMed Debt
Initial draw	$25,000
Debt issuance costs
Cash issuance costs	(2,593)
Noncash issuance costs:
Revenue base redemption liability	(729)
Warrant liability	(811)
Balance at April 30, 2024	$20,867
Amortization of debt issuance costs	486
PIK interest	604
Accretion of exit fee liability	127
Balance at December 31, 2024	$22,084